Prospectus Supplement                         11/98 48518
dated November 12, 1998 to:

PUTNAM BALANCED FUND, PUTNAM INTERNATIONAL FUND AND PUTNAM JAPAN
FUND (THE "FUNDS")
Prospectus dated December 30, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:


                      YEAR         BUSINESS EXPERIENCE
(AT LEAST 5 YEARS)
                      -------      -------------------------
PUTNAM BALANCED FUND

Manuel Weiss          1998         Employed as an investment
professional
Senior Vice President                   by Putnam Management
                                   since 1987.

PUTNAM INTERNATIONAL FUND

Justin M. Scott       1995         Employed as an investment
professional
Managing Director                       by Putnam Management
                                   since 1988.

Seung H. Minn                      1997 Employed as an investment
                                   professional
Senior Vice President                   by Putnam Management
                                   since 1995. Prior to June,
                                   1995, Mr. Minn was a Vice
                                   President and Portfolio
                                   Manager at Templeton
                                   Quantitative Advisors.
PUTNAM JAPAN FUND

Robert Swift                       1995 Employed as an investment
                                   professional
Managing Director                       by Putnam Management
                                   since 1995. Prior to August,
                                   1995, Mr. Swift was director
                                   and Senior Portfolio Manager,
                                   IAI International/Hill Samuel
                                   Investment Advisors   .